Events after the Reporting Period	12 Months Ended
Dec. 31, 2020
Events after reporting period [Abstract]
Events after the Reporting Period	Events after the Reporting Period
Dividend
On February 24, 2021, the Company declared a dividend of $0.165 per share, payable on April 15, 2021, to shareholders of record on March 31, 2021.

Greg Tucker and Associates Pty Ltd. (GTA)
The Company entered into an agreement to acquire GTA, a 135-person transportation firm based in Australia. This addition will further strengthen the Company's Infrastructure operations in Global.